RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.375%
Accrued Management Fees	$ 2,100,347	$ 2,421,437
Percentage Of Permanent Financing	99.00%